Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 55,765	$ 67,519	$ 70,953
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	593,715	672,997
Fair value	$ 1,619	$ 9,923
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	43,266	42,846
Fair value	$ 118	$ 493
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	45,955	45,603
Fair value	$ 128	$ 524
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	49,259	48,774
Fair value	$ 140	$ 562
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	455,235	535,774
Fair value	$ 1,234	$ 8,344
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	2,180,085	2,305,641
Fair value	$ (298,744)	$ (279,152)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	117,574	93,440
Fair value	$ (18,721)	$ (11,848)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	124,908	119,568
Fair value	$ (19,787)	$ (13,231)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	240,570	234,572
Fair value	$ (21,802)	$ (15,151)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,697,033	1,858,061
Fair value	$ (238,434)	$ (238,922)
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2030
Interest Rate Derivatives [Member] | Euros [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	81.00%
Average guaranteed interest rates	0.89%
Interest Rate Derivatives [Member] | Euros [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	4.87%
Interest Rate Derivatives [Member] | U.S. Dollars [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2034
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	70.00%
Average guaranteed interest rates	1.98%
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	5.27%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (55,765)	(67,519)	(70,953)
Gain (loss) on net amount of time value component	157	(560)	$ (860)
After-tax result accumulated in equity	$ 73,797	$ 95,011